Expense with current and deferred income tax and social contribution (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current income tax and social contribution taxes
Income tax for the period	R$ (247,492)	R$ 9,697	R$ (684,099)
Social contribution for the period	(85,452)	26,538	(232,671)
Tax incentive – SUDENE/SUDAM (i)	157,254	167,118	164,442
Current income tax	(175,690)	203,353	(752,328)
Deferred income tax and social contribution
Deferred income tax	95,583	(255,972)	453,127
Deferred social contribution	29,954	(93,432)	144,722
Deferred income tax	125,537	(349,404)	597,849
Provision for contingencies of income tax and social contribution			(9,671)
Deferred income tax, net of tax	125,537	(349,404)	588,178
Income tax and social contribution	R$ (50,153)	R$ (146,051)	R$ (164,150)